Sales and Receivable Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Sales to largest customers
Net Sales	$ 401,419	$ 411,475	$ 348,419
Customer Concentration Risk
Sales to largest customers
Net Sales	$ 253,068	$ 268,138	$ 243,647
Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	63.00%	65.00%	70.00%
Fiat Chrysler Automobiles | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 115,858	$ 116,914	$ 117,502
Fiat Chrysler Automobiles | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	29.00%	28.00%	34.00%
General Motors Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 79,893	$ 105,809	$ 79,526
General Motors Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	20.00%	26.00%	23.00%
Ford Motor Company | Customer Concentration Risk
Sales to largest customers
Net Sales	$ 57,317	$ 45,415	$ 46,619
Ford Motor Company | Customer Concentration Risk | Sales Revenue Net
Sales to largest customers
Percentage of Net Sales	14.00%	11.00%	13.00%